Income Taxes (Tables) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]	12 Months Ended
Dec. 31, 2019
Schedule of Components of the Income Tax Provision (benefit)

The components of the income tax provision (benefit) are as follows:

	For the Years Ended December 31,
	2019	2018
Current tax provision
Hong Kong	$-	$-
China	2,724,662	2,136,180
	2,724,662	2,136,180
Deferred tax provision (benefit)
Hong Kong	-	-
China	-	-
	-	-
Income tax provision	$2,724,662	$2,136,180

Schedule of Income Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended December 31, 2019 and 2018:

	For the Years Ended December 31,
	2019	2018
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Non-deductible expenses in PRC	1.6%	0.3%
Effective tax rate	16.6%	15.3%